WASATCH FUNDS TRUST

Supplement dated April 23, 2013 to the

Prospectus dated January 31, 2013

Investor Class

Equity Funds

Wasatch Core Growth Fund® (WGROX)

Wasatch Emerging India Fund™ (WAINX)

Wasatch Emerging Markets Select Fund™ (WAESX)

Wasatch Emerging Markets Small Cap Fund™ (WAEMX)

Wasatch Frontier Emerging Small Countries Fund™ (WAFMX)

Wasatch Global Opportunities Fund™ (WAGOX)

Wasatch Heritage Growth Fund® (WAHGX)

Wasatch International Growth Fund® (WAIGX)

Wasatch International Opportunities Fund® (WAIOX)

Wasatch Large Cap Value Fund™ (FMIEX)

Wasatch Long/Short Fund™ (FMLSX)

Wasatch Micro Cap Fund® (WMICX)

Wasatch Micro Cap Value Fund® (WAMVX)

Wasatch Small Cap Growth Fund® (WAAEX)

Wasatch Small Cap Value Fund® (WMCVX)

Wasatch Strategic Income Fund® (WASIX)

Wasatch Ultra Growth Fund® (WAMCX)

Wasatch World Innovators Fund™ (WAGTX)

Bond Funds

Wasatch–1st Source Income Fund™ (FMEQX)

Wasatch-Hoisington U.S. Treasury Fund® (WHOSX)

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class shares dated January 31, 2013. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.WasatchFunds.com or calling us at 800.551.1700.

Wasatch World Innovators Fund (the “Fund”)

Effective immediately, the Annual Fund Operating Expenses table under the heading “Fees and Expenses of the Fund” in the Summary section of the Prospectus for the Fund on page 74 is deleted and replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Investor Class Shares
Management Fee	1.50%
Distribution/Service (12b-1) Fee	None
Other Expenses	0.35%
Acquired Fund Fees and Expenses[1]	0.02%
Total Annual Fund Operating Expenses[2]	1.87%

[1] The Total Annual Fund Operating Expenses may not equal the expense ratio stated in the Fund’s most recent Annual Report and Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

[2] The Advisor has contractually agreed to reimburse the Investor Class shares of the Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average net assets until at least January 31, 2015 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs and extraordinary expenses). Acquired Fund Fees and Expenses are not included in the expense limitation. The Advisor may rescind the contractual limitation on expenses at any time after its expiration date. There were no reimbursements for the Investor Class shares of the Fund during 2012.

Effective immediately, the fourth sentence under the heading “Fees and Expenses of the Fund-Example” in the Summary section of the Prospectus for the Fund on page 74 is deleted.

Effective July 23, 2013, the second and third paragraphs under the heading “Principal Strategies” in the Summary section of the Prospectus for the Fund on page 75 are deleted and replaced in their entirety with the following:

Modern innovative companies have global business models that are less dependent upon their place of domicile, their headquarters’ location, or the exchange on which they are listed. Under normal market conditions the Fund will typically be invested in at least three developed countries, including the U.S. The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.

Under normal market conditions, we expect a significant portion of the Fund’s assets will be invested in securities of companies that have significant non-U.S. economic risk exposure. We will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S.

We will use a process of “bottom up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, we expect to invest a significant portion of the Fund’s assets in early stage companies and small to mid-size companies with market capitalization of less than U.S. $5 billion at the time of purchase.

Effective immediately, the heading “Principal Risks” in the Summary section of the Prospectus for the Fund on page 75 is hereby supplemented with the following:

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Financials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the financial segment, such as banks, insurance companies, broker-dealers and real estate investment trusts, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.

Industrials sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the industrial segment, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition.

Consumer discretionary sector risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation, than a fund without the same focus. Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly impacted by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Effective immediately, the following information is hereby added under the bar chart table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 76: “Year-to-date return through 3/31/13 was 8.42%.”

Effective immediately, the second paragraph under the Average Annual Total Returns table under the heading “Historical Performance” in the Summary section of the Prospectus for the Fund on page 76 is hereby deleted.